Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (FY) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities:		$ 0	$ 28,164,000
Liabilities:
Forward contract liabilities	$ 0	28,307,000	0
U.S. government agency securities and treasuries
Assets:
Marketable securities:			13,557,000
Corporate bonds
Assets:
Marketable securities:			1,951,000
Commercial paper
Assets:
Marketable securities:			12,656,000
Recurring
Assets:
Total assets	39,181,000	41,161,000	81,716,000
Liabilities:
Warrant liabilities	9,260,000	6,394,000	19,140,000
Contingent value right liability	395,400,000	358,600,000
Forward contract liabilities		28,307,000
Total liabilities	404,660,000	393,301,000	19,140,000
Recurring | Level 1
Assets:
Total assets	39,181,000	41,161,000	53,552,000
Liabilities:
Warrant liabilities	0	0	0
Contingent value right liability	0	0
Forward contract liabilities		0
Total liabilities	0	0	0
Recurring | Level 2
Assets:
Total assets	0	0	28,164,000
Liabilities:
Warrant liabilities	0	0	0
Contingent value right liability	0	0
Forward contract liabilities		28,307,000
Total liabilities	0	28,307,000	0
Recurring | Level 3
Assets:
Total assets	0	0	0
Liabilities:
Warrant liabilities	9,260,000	6,394,000	19,140,000
Contingent value right liability	395,400,000	358,600,000
Forward contract liabilities		0
Total liabilities	404,660,000	364,994,000	19,140,000
Recurring | U.S. government agency securities and treasuries
Assets:
Marketable securities:			13,557,000
Recurring | U.S. government agency securities and treasuries | Level 1
Assets:
Marketable securities:			0
Recurring | U.S. government agency securities and treasuries | Level 2
Assets:
Marketable securities:			13,557,000
Recurring | U.S. government agency securities and treasuries | Level 3
Assets:
Marketable securities:			0
Recurring | Corporate bonds
Assets:
Marketable securities:			1,951,000
Recurring | Corporate bonds | Level 1
Assets:
Marketable securities:			0
Recurring | Corporate bonds | Level 2
Assets:
Marketable securities:			1,951,000
Recurring | Corporate bonds | Level 3
Assets:
Marketable securities:			0
Recurring | Commercial paper
Assets:
Marketable securities:			12,656,000
Recurring | Commercial paper | Level 1
Assets:
Marketable securities:			0
Recurring | Commercial paper | Level 2
Assets:
Marketable securities:			12,656,000
Recurring | Commercial paper | Level 3
Assets:
Marketable securities:			0
Recurring | Money market funds (included in cash equivalents)
Assets:
Money market funds (included in cash equivalents)	39,181,000	41,161,000	53,552,000
Recurring | Money market funds (included in cash equivalents) | Level 1
Assets:
Money market funds (included in cash equivalents)	39,181,000	41,161,000	53,552,000
Recurring | Money market funds (included in cash equivalents) | Level 2
Assets:
Money market funds (included in cash equivalents)	0	0	0
Recurring | Money market funds (included in cash equivalents) | Level 3
Assets:
Money market funds (included in cash equivalents)	$ 0	$ 0	$ 0